Restatement of Previously Issued Financial Statements (Details) - Schedule of consolidated results of operations - USD ($)	6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Previously Reported [Member]
STATEMENT OF OPERATIONS DATA:
Revenue from contract with customers	$ 751,795	$ 102,013
Other Income	7,258,605	7,524,016
Total Income	8,010,400	7,626,029
Cost of revenue	370,668	36,001
Other operating expenses	227,057	341,062
Legal and professional expenses	231,687	225,566
Staffing expenses	288,905	205,574
Depreciation and amortisation	6,114,505	6,015,398
Total Expenses	7,232,822	6,823,601
Net income	(777,578)	802,428
Finance cost	220,376	220,376
Finance income	788
Income (loss) from continuing operations before income taxes	557,990	582,052
Income tax	765,207	766,173
Net income	(207,217)	(184,121)
Other comprehensive income
Foreign currency translation reserves, net of tax	350,596	344,958
Total comprehensive income for the period	143,379	160,837
Controlling interest	138,910	160,837
Non-controlling interest	$ 4,469
Deconsolidation Adjustment [Member]
STATEMENT OF OPERATIONS DATA:
Revenue from contract with customers		649,782
Other Income		(265,411)
Total Income		384,371
Cost of revenue		334,667
Other operating expenses		(114,005)
Legal and professional expenses		6,121
Staffing expenses		83,331
Depreciation and amortisation		99,107
Total Expenses		409,221
Net income		(24,850)
Finance income		788
Income (loss) from continuing operations before income taxes		(24,062)
Income tax		(966)
Net income		(23,096)
Other comprehensive income
Foreign currency translation reserves, net of tax		5,638
Total comprehensive income for the period		(17,458)
Controlling interest		(21,927)
Non-controlling interest		$ 4,469